Condensed Consolidated Statements of Income and Comprehensive (Loss) Income - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues		$ 14,260	$ 18,096
Cost of revenues		(7,665)	(7,131)
Gross profit		6,595	10,965
Operating expenses:
Selling and marketing		(5,910)	(3,783)
General and administrative		(5,932)	(5,480)
Total operating expenses		(11,842)	(9,263)
(Loss) Income from operations		(5,247)	1,702
Other income (expense)
Other (expense) income, net		(3,858)	46
Interest income		11	19
(Loss) Income before income taxes		(9,094)	1,767
Income tax expenses		(88)	(1,000)
Net (loss) income		(9,182)	767
Less: Net income attributable to non-controlling interests		174	0
Net (loss) income attributable to Lichen International Limited		(9,356)	767
Comprehensive (loss) income:
Net (loss) income		(9,182)	767
Foreign currency translation adjustments		154	(681)
Comprehensive (loss) income		$ (9,028)	$ 86
Weighted average number of ordinary shares outstanding – diluted (in Shares)	[1]	282,846	169,988
Weighted average number of ordinary shares outstanding – basic (in Shares)	[1]	282,846	169,988
(Loss) Earnings per ordinary share – diluted (in Dollars per share)	[1]	$ (32.46)	$ 4.51
(Loss) Earnings per ordinary share – basic (in Dollars per share)	[1]	$ (32.46)	$ 4.51
Financial and taxation solution services
Revenues
Total revenues		$ 11,579	$ 14,395
Education support services
Revenues
Total revenues		760	1,609
Software and maintenance services
Revenues
Total revenues		1,330	2,092
Pre-IPO advisory services
Revenues
Total revenues		$ 591	$ 0

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.